Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 99.4%
Austria 1.8%
Wienerberger AG (Cost $2,569,920)	96,697	3,956,107
Belgium 0.4%
Euronav NV (Cost $831,957)	98,523	852,663
Bermuda 1.0%
Lazard Ltd. "A" (a) (Cost $935,173)	43,861	2,070,239
Canada 3.8%
First Quantum Minerals Ltd.	92,777	1,987,016
Linamar Corp.	37,963	2,246,256
Pan American Silver Corp.	45,354	1,273,445
Quebecor, Inc. "B"	105,034	2,747,924
(Cost $5,280,746)		8,254,641
Denmark 0.4%
Netcompany Group A/S 144A (Cost $867,230)	7,302	904,071
France 2.7%
Alten SA	8,693	1,380,587
Rubis SCA	21,090	845,975
SPIE SA	118,910	2,814,729
Television Francaise 1	78,731	752,776
(Cost $5,823,572)		5,794,067
Germany 3.7%
AIXTRON SE	59,379	1,473,512
Deutz AG*	233,922	1,986,846
PATRIZIA AG	109,597	2,794,517
United Internet AG (Registered)	44,579	1,853,703
(Cost $4,317,645)		8,108,578
India 0.7%
WNS Holdings Ltd. (ADR)* (Cost $504,580)	19,201	1,581,010
Ireland 1.7%
Avadel Pharmaceuticals PLC (ADR)* (b)	86,207	669,828
Dalata Hotel Group PLC*	343,977	1,575,622
Ryanair Holdings PLC*	75,808	1,488,212
(Cost $2,746,243)		3,733,662
Italy 2.2%
Buzzi Unicem SpA	113,218	2,996,353
Moncler SpA	26,722	1,836,718
(Cost $3,232,588)		4,833,071

Japan 7.7%
Ai Holdings Corp.	109,842	2,041,916
Anicom Holdings, Inc.	210,900	1,666,557
BML, Inc.	45,600	1,572,963
Furuya Metal Co., Ltd.	10,000	608,513
Kusuri No Aoki Holdings Co. Ltd.	32,160	2,150,123
Optex Group Co., Ltd.	46,300	711,425
Sawai Group Holdings Co. Ltd.	33,400	1,428,780
Topcon Corp.	61,300	861,704
Toyo Kanetsu KK	11,100	241,059
UT Group Co., Ltd.	82,770	2,600,961
Zenkoku Hosho Co., Ltd.	63,000	2,857,529
(Cost $10,134,139)		16,741,530
Korea 2.0%
Hanmi Semiconductor Co. Ltd.	21,229	680,732
i-SENS, Inc.	45,958	1,300,123
Seah Besteel Corp.	87,812	2,404,886
(Cost $3,509,536)		4,385,741
Luxembourg 1.2%
B&M European Value Retail SA (Cost $1,575,048)	350,054	2,691,526
Netherlands 0.4%
Boskalis Westminster (Cost $868,422)	26,627	839,596
Norway 0.3%
Fjordkraft Holding ASA 144A (Cost $983,483)	114,198	651,714
Portugal 0.3%
REN - Redes Energeticas Nacionais SGPS SA (Cost $692,751)	244,473	683,627
Puerto Rico 0.5%
Popular, Inc. (Cost $1,225,067)	16,283	1,184,751
Singapore 0.4%
BW LPG, Ltd. 144A (Cost $898,181)	145,929	844,266
Spain 2.0%
Fluidra SA	75,652	3,073,413
Talgo SA 144A*	231,393	1,186,813
(Cost $2,351,832)		4,260,226
Sweden 3.5%
Dometic Group AB 144A	59,888	1,018,445
Fingerprint Cards AB "B"*	139,570	497,059
MIPS AB	18,928	2,001,235
Nobina AB 144A	340,967	3,145,548
Ratos AB "B"	147,437	1,046,524
(Cost $4,332,046)		7,708,811
Switzerland 2.1%
Bachem Holding AG (Registered)	847	559,258
Julius Baer Group Ltd.	19,205	1,268,512

Landis & Gyr Group AG*	20,275	1,603,691
Siegfried Holding AG (Registered)	1,240	1,256,515
(Cost $4,537,250)		4,687,976
United Kingdom 5.2%
Clinigen Group PLC	117,309	979,892
Domino's Pizza Group PLC	283,382	1,648,406
Drax Group PLC	288,972	1,618,112
Electrocomponents PLC	238,444	3,365,197
Genus PLC	12,128	932,063
Johnson Service Group PLC*	708,976	1,539,717
Micro Focus International PLC	136,592	763,287
Softcat PLC	22,104	595,611
(Cost $7,740,397)		11,442,285
United States 55.4%
Advanced Drainage Systems, Inc.	9,569	1,168,279
Affiliated Managers Group, Inc.	11,752	1,861,987
Agilysys, Inc.*	26,385	1,465,951
Alcoa Corp.*	25,739	1,033,421
AMC Entertainment Holdings, Inc. "A"*	25,713	951,895
Americold Realty Trust (REIT)	55,686	2,163,401
Amicus Therapeutics, Inc.*	77,300	718,117
Anika Therapeutics, Inc.* (b)	19,233	771,820
Arena Pharmaceuticals, Inc.*	23,488	1,452,968
AZEK Co., Inc.*	22,502	818,398
Benchmark Electronics, Inc.	20,961	553,370
Builders FirstSource, Inc.*	76,191	3,390,499
Casey's General Stores, Inc.	17,029	3,366,804
Cleveland-Cliffs, Inc.* (b)	131,160	3,279,000
CMC Materials, Inc.	7,018	1,015,083
Contango Oil & Gas Co.* (b)	468,895	1,791,179
Cornerstone OnDemand, Inc.*	31,685	1,518,979
Dril-Quip, Inc.*	62,533	1,787,193
Ducommun, Inc.*	69,359	3,741,918
Easterly Government Properties, Inc. (REIT)	24,211	549,590
Eastern Bankshares, Inc.	85,027	1,551,743
EastGroup Properties, Inc. (REIT)	11,396	2,008,203
Envestnet, Inc.* (b)	25,590	1,925,136
Essential Properties Realty Trust, Inc. (REIT)	65,301	1,945,970
First Financial Bankshares, Inc.	33,598	1,640,926
Five9, Inc.*	13,972	2,812,424
FNB Corp.	80,716	925,005
Four Corners Property Trust, Inc. (REIT)	75,838	2,177,309
Fox Factory Holding Corp.*	25,529	4,123,955
Heron Therapeutics, Inc.*	59,508	735,519
Hillenbrand, Inc.	27,067	1,226,135
Home BancShares, Inc.	25,472	539,497
Hudson Pacific Properties, Inc. (REIT)	22,296	607,789
Hyster-Yale Materials Handling, Inc.	14,706	1,053,538
Jack in the Box, Inc. (b)	17,456	1,900,260
Jefferies Financial Group, Inc.	93,133	3,091,084
LivePerson, Inc.* (b)	15,637	995,921
Lumentum Holdings, Inc.*	23,292	1,956,295
Madison Square Garden Sports Corp.*	3,336	542,901
Marvell Technology, Inc.	35,307	2,136,442
Masonite International Corp.*	21,600	2,444,256
ModivCare, Inc.*	17,707	3,010,143

Molina Healthcare, Inc.*	11,684	3,189,849
Multiplan Corp.* (b)	94,004	756,732
National Storage Affiliates Trust (REIT)	40,712	2,205,369
New Jersey Resources Corp.	14,076	542,208
Novavax, Inc.*	3,730	668,901
Option Care Health, Inc.*	81,606	1,690,871
Outset Medical, Inc.*	16,622	680,837
Pacira BioSciences, Inc.*	40,184	2,368,847
Physicians Realty Trust (REIT)	105,162	1,992,820
QTS Realty Trust, Inc. "A", (REIT)	15,429	1,198,988
Rush Enterprises, Inc. "A"	83,460	3,921,785
SJW Group	19,175	1,321,733
South State Corp.	35,164	2,420,690
Spectrum Brands Holdings, Inc.	13,630	1,190,580
Synovus Financial Corp.	69,646	2,848,521
Tandem Diabetes Care, Inc.*	8,836	960,208
Tenneco, Inc. "A"*	82,271	1,432,338
Thermon Group Holdings, Inc.*	106,986	1,782,387
TopBuild Corp.*	16,722	3,389,382
Translate Bio, Inc.*	26,363	728,673
TriState Capital Holdings, Inc.*	57,343	1,164,636
Varonis Systems, Inc.*	57,748	3,534,178
Vital Farms, Inc.* (b)	34,134	594,273
Vroom, Inc.* (b)	21,438	794,063
WEX, Inc.*	6,242	1,184,295
YETI Holdings, Inc.*	40,276	3,879,787
Zions Bancorp. NA	34,197	1,783,374
(Cost $72,617,432)		120,976,628
Total Common Stocks (Cost $138,575,238)		217,186,786

Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $7,866,568)	7,866,568	7,866,568

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.03% (c) (Cost $1,447,683)	1,447,683	1,447,683

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $147,889,489)	103.7	226,501,037
Other Assets and Liabilities, Net	(3.7)	(8,016,072)
Net Assets	100.0	218,484,965
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
2,625,799	5,240,769 (e)	—	—	—	46,748	—	7,866,568	7,866,568
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.03% (c)
3,141,932	21,113,841	22,808,090	—	—	607	—	1,447,683	1,447,683
5,767,731	26,354,610	22,808,090	—	—	47,355	—	9,314,251	9,314,251
*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2021 amounted to $7,604,429, which is 3.5% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $540,965.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At July 31, 2021 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	41,588,227	19%
Information Technology	32,801,192	15%
Consumer Discretionary	28,537,993	13%
Financials	27,921,575	13%
Health Care	26,432,907	12%
Real Estate	17,643,956	8%
Materials	16,930,228	8%
Consumer Staples	7,301,780	3%
Communication Services	6,849,199	3%
Utilities	5,663,369	3%
Energy	5,516,360	3%
Total	217,186,786	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$3,956,107	$—	$3,956,107
Belgium	—	852,663	—	852,663
Bermuda	2,070,239	—	—	2,070,239
Canada	8,254,641	—	—	8,254,641
Denmark	—	904,071	—	904,071
France	—	5,794,067	—	5,794,067
Germany	—	8,108,578	—	8,108,578
India	1,581,010	—	—	1,581,010
Ireland	669,828	3,063,834	—	3,733,662
Italy	—	4,833,071	—	4,833,071
Japan	—	16,741,530	—	16,741,530
Korea	—	4,385,741	—	4,385,741
Luxembourg	—	2,691,526	—	2,691,526
Netherlands	—	839,596	—	839,596
Norway	—	651,714	—	651,714
Portugal	—	683,627	—	683,627
Puerto Rico	1,184,751	—	—	1,184,751
Singapore	—	844,266	—	844,266
Spain	—	4,260,226	—	4,260,226
Sweden	—	7,708,811	—	7,708,811
Switzerland	—	4,687,976	—	4,687,976
United Kingdom	—	11,442,285	—	11,442,285
United States	120,976,628	—	—	120,976,628
Short-Term Investments (a)	9,314,251	—	—	9,314,251
Total	$144,051,348	$82,449,689	$—	$226,501,037
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH3
R-080548-1 (1/23)